UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22935

Pax World Funds Series Trust III

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Address of principal executive offices) (Zip code)

Joseph F. Keefe

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-767-1729

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Leadership Fund	September 30, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.3%
COMMUNICATION SERVICES: 10.1%
Alphabet, Inc., Class A (a)	3,827	$4,619,495
Alphabet, Inc., Class C (a)	4,035	4,815,653
Auto Trader Group PLC	12,031	69,987
Deutsche Telekom AG	42,094	677,656
Elisa OYJ	1,797	76,183
Facebook, Inc., Class A (a)	30,307	4,984,290
Iliad SA	335	43,759
Interpublic Group of Cos., Inc., The	4,953	113,275
Omnicom Group, Inc.	2,955	200,999
Orange SA	25,196	400,909
Proximus SADP	1,921	45,889
Publicis Groupe SA	2,622	156,587
REA Group, Ltd.	595	36,915
Schibsted ASA, Class B	1,106	38,438
Singapore Press Holdings, Ltd.	18,100	38,005
Singapore Telecommunications, Ltd.	885,800	2,099,075
Spark New Zealand, Ltd.	23,174	62,201
Tele2 AB, Class B	63,100	758,356
Telefonica Deutschland Holding AG	8,390	35,442
Telenet Group Holding NV (a)	596	32,839
Telenor ASA	9,483	185,446
Telia Co AB	367,989	1,687,448
Telstra Corp., Ltd.	54,187	124,841
Twitter, Inc. (a)	8,600	244,756
Viacom, Inc., Class B	68,669	2,318,265
Vodafone Group PLC	336,879	721,804
Walt Disney Co., The	19,002	2,222,094
Zayo Group Holdings, Inc. (a)	2,700	93,744
		26,904,351

CONSUMER DISCRETIONARY: 13.6%
Accor SA	2,376	122,060
Aristocrat Leisure, Ltd.	7,258	149,057
Barratt Developments PLC	12,788	94,439
Bayerische Motoren Werke AG	4,182	376,760
Best Buy Co., Inc.	18,331	1,454,748
Burberry Group PLC	5,283	138,728
Dollar General Corp.	3,498	382,331
Gap Inc., The	3,106	89,608
H&R Block, Inc.	2,700	69,525
Hasbro, Inc.	1,543	162,200
Hennes & Mauritz AB, Class B	60,367	1,115,588
Hermes International	400	265,010
Hilton Worldwide Holdings, Inc.	1,650	133,287
Home Depot, Inc., The	14,766	3,058,777
Husqvarna AB, Class B	5,272	44,820
InterContinental Hotels Group PLC	2,280	141,923
Kering SA	6,209	3,330,229
Kingfisher PLC	27,288	92,267
Kohl's Corp.	2,163	161,252
lululemon athletica, Inc. (a)	1,291	209,775
Macy's, Inc.	99,400	3,452,162
Marks & Spencer Group PLC	20,520	77,205

Marriott International, Inc., Class A	3,904	515,445
Merlin Entertainments PLC	8,103	42,258
Michael Kors Holdings, Ltd. (a)	79,250	5,433,380
Michelin	2,154	257,092
Next PLC	1,812	129,678
Nokian Renkaat OYJ	1,474	60,333
Nordstrom, Inc.	1,553	92,885
PVH Corp.	1,000	144,400
Renault SA	2,428	210,027
Sodexo SA	5,567	590,362
Starbucks Corp.	17,800	1,011,752
Tabcorp Holdings, Ltd.	24,121	84,864
Tapestry, Inc.	3,631	182,530
Target Corp.	60,600	5,345,526
Taylor Wimpey PLC	41,375	92,481
Tiffany & Co.	1,494	192,681
TJX Cos., Inc., The	7,987	894,704
TUI AG	5,564	106,732
Ulta Beauty, Inc. (a)	18,820	5,309,499
Vail Resorts, Inc.	600	164,652
Valeo SA	3,027	131,072
Whitbread PLC	2,317	142,407
		36,256,511

CONSUMER STAPLES: 12.8%
Brown-Forman Corp., Class B	3,350	169,343
Campbell Soup Co.	2,370	86,813
Carrefour SA	7,338	140,647
Clorox Co., The	1,651	248,327
Coca-Cola Amatil, Ltd.	6,127	43,192
Coca-Cola Co., The	51,235	2,366,545
Colgate-Palmolive Co.	10,532	705,117
Danone SA	7,624	592,501
Diageo PLC	31,071	1,100,786
Empire Co., Ltd., Class A	2,000	36,450
Essity AB, Class B	7,658	192,226
Estee Lauder Cos, Inc., The, Class A	36,767	5,342,980
General Mills, Inc.	7,209	309,410
George Weston, Ltd.	700	52,986
Heineken Holding NV	1,456	132,025
Heineken NV	3,274	307,267
Henkel AG & Co. KGaA	1,313	139,293
Hershey Co.,The	1,800	183,600
ICA Gruppen AB	908	28,800
Ingredion, Inc.	23,659	2,483,249
JM Smucker Co., The	1,460	149,811
Kellogg Co.	73,081	5,117,132
Kimberly-Clark Corp.	4,484	509,562
Kroger Co., The	11,156	324,751
Loblaw Cos, Ltd.	2,500	128,440
L'Oreal SA	3,183	767,381
Marine Harvest ASA	5,263	121,954
McCormick & Co., Inc.	1,555	204,871
Metro, Inc.	3,074	95,624
Mondelez International, Inc., Class A	18,859	810,183
Orkla ASA	10,295	86,983
PepsiCo, Inc.	17,986	2,010,835
Procter & Gamble Co., The	62,672	5,216,192
Remy Cointreau SA	259	33,779
Saputo, Inc.	3,017	89,740

Tesco PLC	122,870	384,155
Tyson Foods, Inc., Class A	3,800	226,214
Unilever NV	19,490	1,084,128
Unilever PLC	15,557	854,610
Walgreens Boots Alliance, Inc.	10,700	780,030
Woolworths Group, Ltd.	16,478	334,204
		33,992,136

ENERGY: 2.6%
Caltex Australia, Ltd.	3,294	71,163
Cameco Corp.	4,531	51,672
ConocoPhillips	14,897	1,153,028
Encana Corp.	12,354	161,927
Equinor ASA	14,691	413,056
Imperial Oil, Ltd.	3,725	120,547
Lundin Petroleum AB	2,365	90,147
Neste OYJ	1,620	133,529
Occidental Petroleum Corp.	9,700	797,049
Phillips 66	5,677	639,911
PrairieSky Royalty, Ltd.	2,711	47,623
Snam SpA	28,737	119,502
TOTAL SA	30,428	1,978,451
TransCanada Corp.	11,223	454,081
Valero Energy Corp.	5,500	625,625
		6,857,311

FINANCIALS: 20.7%
Admiral Group PLC	2,541	68,879
Aegon NV	22,496	146,011
Allianz SE	5,560	1,237,471
Allstate Corp., The	4,541	448,197
Ally Financial, Inc.	5,567	147,247
Ameriprise Financial, Inc.	1,900	280,554
AMP, Ltd.	404,610	932,724
Aon PLC	3,140	482,869
Assicurazioni Generali SpA	14,794	254,750
ASX, Ltd.	2,445	112,462
Australia & New Zealand Banking Group, Ltd	36,911	751,385
AXA SA	24,503	656,575
Banco Santander SA	203,786	1,020,287
Bank Leumi Le-Israel BM	18,279	120,465
Bank of America Corp.	122,940	3,621,812
Bank of Montreal	8,205	676,778
Bank of Nova Scotia, The	15,171	904,282
Bank of Queensland, Ltd.	4,430	35,268
Bankinter SA	8,514	78,208
Bendigo & Adelaide Bank, Ltd.	6,288	48,834
BNP Paribas SA	14,195	869,254
CaixaBank SA	45,324	206,130
Canadian Imperial Bank of Commerce	5,588	523,606
CIT Group, Inc.	1,543	79,634
Citizens Financial Group, Inc.	6,200	239,134
CNP Assurances	148,057	3,569,014
Commonwealth Bank of Australia	37,333	1,926,891
DBS Group Holdings, Ltd.	22,722	433,471
Deutsche Bank AG	24,797	282,430
Deutsche Boerse AG	2,438	325,977
Discover Financial Services	4,517	345,325
DNB ASA	47,584	1,001,381
East West Bancorp, Inc.	1,900	114,703

Eurazeo SA	514	40,473
EXOR NV	1,370	91,407
First Republic Bank	2,086	200,256
Gjensidige Forsikring ASA	2,527	42,590
Groupe Bruxelles Lambert SA	1,019	106,815
Hang Seng Bank, Ltd.	9,700	263,200
Hartford Financial Services Group	4,581	228,867
Industrial Alliance Ins & Fin Svc, Inc.	1,422	56,862
Industrivarden AB, Class C	1,885	41,798
Insurance Australia Group, Ltd.	30,603	161,789
Intact Financial Corp.	9,768	812,204
Investor AB, Class B	5,753	265,107
KeyCorp.	256,784	5,107,435
Legal & General Group PLC	75,252	256,895
Macquarie Group, Ltd.	4,084	371,515
Manulife Financial Corp.	25,328	452,772
Medibank Pvt, Ltd.	15,537	32,670
MetLife, Inc.	11,247	525,460
Mizrahi Tefahot Bank, Ltd.	1,575	27,581
Moody's Corp.	2,215	370,348
MSCI, Inc.	1,166	206,860
Muenchener Rueckversicherungs AG	1,958	432,495
National Australia Bank, Ltd.	34,342	689,451
National Bank of Canada	8,294	414,234
Nordea Bank Abp	38,361	417,390
PNC Financial Services Group, Inc.	6,000	817,140
Poste Italiane SpA	6,598	52,628
Principal Financial Group, Inc.	90,372	5,294,895
Progressive Corp., The	7,400	525,696
Reinsurance Group of America, Inc.	900	130,104
Royal Bank of Canada	18,289	1,466,065
Royal Bank of Scotland Group PLC (a)	60,448	195,858
S&P Global, Inc.	3,300	644,787
Sampo OYJ, Class A	5,599	289,743
Skandinaviska Enskilda Banken AB, Class A	20,554	229,137
Societe Generale SA	9,694	416,264
Standard Chartered PLC	35,391	293,222
Sun Life Financial, Inc.	7,807	310,370
Suncorp Group, Ltd.	16,368	171,020
Svenska Handelsbanken AB, Class A	19,288	243,253
Swedbank AB, Class A	215,572	5,331,560
Synchrony Financial	9,200	285,936
Toronto-Dominion Bank, The	23,283	1,414,844
Travelers Cos., Inc., The	3,496	453,466
U.S. Bancorp	19,825	1,046,958
UBS Group AG (a)	48,671	768,448
Unum Group	2,800	109,396
Voya Financial, Inc.	2,186	108,579
Wendel SA	351	52,300
Willis Towers Watson PLC	1,735	244,531
Zurich Insurance Group AG	1,912	602,863
		55,057,545

HEALTH CARE: 8.6%
Abbott Laboratories	22,124	1,623,017
Aetna, Inc.	4,171	846,087
Alkermes PLC (a)	2,041	86,620
AmerisourceBergen Corp.	2,112	194,769
AstraZeneca PLC	15,994	1,246,637
Becton Dickinson & Co.	3,426	894,186

Biogen, Inc. (a)	2,728	963,830
Cardinal Health, Inc.	4,052	218,808
CSL, Ltd.	5,712	829,950
CVS Health Corp.	12,867	1,012,890
DaVita, Inc. (a)	1,900	136,097
Eli Lilly & Co.	12,495	1,340,838
Essilor International SA (a)	2,629	389,144
Genmab A/S (a)	774	121,574
GlaxoSmithKline PLC	62,618	1,255,786
Healthscope, Ltd.	19,940	30,249
Hologic, Inc. (a)	3,514	144,004
IDEXX Laboratories, Inc. (a)	1,185	295,847
Ipsen SA	476	80,136
Johnson & Johnson	33,943	4,689,905
Koninklijke Philips NV	11,883	541,645
McKesson Corp.	2,662	353,114
Medtronic PLC	17,132	1,685,275
Orion OYJ, Class B	1,316	49,807
Quest Diagnostics, Inc.	1,800	194,238
Recordati SpA	1,321	44,668
Ryman Healthcare, Ltd.	4,513	41,845
Sanofi	14,254	1,273,555
Shire PLC	11,494	694,420
Stryker Corp.	4,300	764,024
UCB SA	1,597	143,513
United Therapeutics Corp. (a)	600	76,728
Varian Medical Systems, Inc. (a)	1,184	132,525
Vertex Pharmaceuticals, Inc. (a)	3,266	629,489
		23,025,220

INDUSTRIALS: 6.2%
Aeroports de Paris	375	84,432
Alfa Laval AB	3,709	100,359
Alstom SA	1,964	87,847
Ashtead Group PLC	6,248	198,238
Atlantia SpA	6,258	129,833
Atlas Copco AB-A SHS	8,482	243,927
Atlas Copco AB-B SHS	4,929	131,324
Auckland International Airport, Ltd.	12,104	58,562
Aurizon Holdings, Ltd.	25,338	75,227
Bouygues SA	2,766	119,658
Brambles, Ltd.	20,095	158,260
Cie de Saint-Gobain	6,292	271,191
CSX Corp.	10,700	792,335
Cummins, Inc.	2,035	297,252
Deutsche Lufthansa AG	2,976	73,043
Deutsche Post AG	12,414	441,372
easyJet PLC	2,008	34,361
Edenred	2,973	113,294
Getlink SE	5,904	75,423
Intertek Group PLC	2,039	132,642
Kone OYJ, Class B	4,272	228,034
Legrand SA	32,440	2,365,401
ManpowerGroup, Inc.	840	72,206
MTR Corp., Ltd.	19,412	102,086
Randstad NV	1,505	80,329
Rexel SA	3,831	57,544
Royal Mail PLC	11,368	70,668
Sandvik AB	14,258	252,427
Schneider Electric SE	6,785	544,815

Securitas AB, Class B	3,955	68,760
SEEK, Ltd.	4,208	63,007
Siemens AG	9,662	1,235,418
Siemens Gamesa Renewable Energy SA (a)	3,011	37,993
Skanska AB, Class B	4,296	84,234
Societe BIC SA	322	29,479
Southwest Airlines Co.	1,930	120,529
Stanley Black & Decker, Inc.	2,000	292,880
Sydney Airport	13,944	69,406
Transurban Group	28,449	230,560
United Parcel Service, Inc., Class B	8,783	1,025,415
Vestas Wind Systems A/S	2,586	174,700
Volvo AB, Class B	19,778	348,823
Weir Group PLC, The	3,043	69,812
Wolters Kluwer NV	86,560	5,396,142
		16,639,248

INFORMATION TECHNOLOGY: 15.4%
Accenture PLC, Class A	7,830	1,332,666
Arista Networks, Inc. (a)	700	186,102
ASML Holding NV	5,177	972,005
Autodesk, Inc. (a)	2,808	438,357
Capgemini SE	2,022	254,565
CDW Corp.	1,975	175,617
Cisco Systems, Inc.	109,125	5,308,931
Dassault Systemes SA	1,637	244,956
Ericsson, Class B	201,514	1,783,557
Hewlett Packard Enterprise Co.	19,800	322,938
Hexagon AB, Class B	3,265	191,155
HP, Inc.	20,729	534,186
IBM	11,642	1,760,387
Ingenico Group SA	749	56,947
Intuit, Inc.	24,070	5,473,518
Leidos Holdings, Inc.	1,900	131,404
MasterCard, Inc., Class A	11,803	2,627,466
Micro Focus International PLC	5,600	104,142
Microsoft Corp.	92,379	10,565,387
Oracle Corp.	39,300	2,026,308
salesforce.com, Inc. (a)	8,700	1,383,561
Symantec Corp.	7,916	168,452
Texas Instruments, Inc.	12,475	1,338,443
Visa, Inc., Class A	22,838	3,427,755
Xerox Corp.	2,907	78,431
		40,887,236

MATERIALS: 1.3%
Air Liquide SA	5,411	710,584
Akzo Nobel NV	3,191	298,497
Avery Dennison Corp.	1,192	129,153
BlueScope Steel, Ltd.	7,023	86,135
Boliden AB	3,455	96,086
Boral, Ltd.	14,806	73,908
EMS-Chemie Holding AG	104	62,024
Evonik Industries AG	2,060	73,676
Fortescue Metals Group, Ltd.	19,662	55,717
Frutarom Industries, Ltd.	489	50,736
Goldcorp, Inc.	10,981	111,880
International Flavors & Fragrances, Inc. (b)	1,031	143,433
Kinross Gold Corp. (a)	15,800	43,058
Koninklijke DSM NV	2,293	242,859

Martin Marietta Materials, Inc. (b)	800	145,560
Methanex Corp.	889	70,176
Newmont Mining Corp.	6,749	203,820
Norsk Hydro ASA	16,985	101,857
Solvay SA	936	125,474
Stora Enso OYJ, Class R	6,960	132,909
UPM-Kymmene OYJ	6,741	264,375
Yara International ASA	2,243	110,083
		3,332,000

REAL ESTATE: 1.2%
Azrieli Group, Ltd.	479	24,466
British Land Co. PLC, The, REIT	11,789	94,821
Brookfield Property REIT, Inc., REIT	3,044	63,711
CapitaLand Commercial Trust, REIT	28,500	37,131
CK Asset Holdings, Ltd.	33,000	247,374
Covivio, REIT	473	49,389
Dexus, REIT	12,849	98,161
Duke Realty Corp., REIT	4,522	128,289
Federal Realty Investment Trust, REIT	994	125,711
First Capital Realty, Inc.	2,200	33,213
Gecina SA, REIT	552	92,161
GPT Group, The, REIT	22,783	85,808
Host Hotels & Resorts, Inc., REIT	9,335	196,969
ICADE, REIT	423	39,093
Iron Mountain, Inc., REIT (b)	3,500	120,820
Jones Lang LaSalle, Inc.	635	91,643
Klepierre SA, REIT	2,483	88,232
Land Securities Group PLC, REIT	9,364	107,817
Link, REIT	27,500	270,764
Mirvac Group, REIT	46,867	81,689
Realty Income Corp., REIT	3,605	205,088
Scentre Group, REIT	67,241	193,234
Suntec Real Estate Investment Trust, REIT	26,900	37,985
UDR, Inc., REIT	3,413	137,988
Unibail-Rodamco-Westfield, REIT	113	22,763
Vicinity Centres, REIT	41,561	78,851
Weyerhaeuser Co., REIT	9,639	311,051
		3,064,222

UTILITIES: 6.8%
AGL Energy, Ltd.	3,813	53,787
Alliant Energy Corp.	2,946	125,411
American Electric Power Co., Inc.	6,247	442,787
American Water Works Co., Inc.	60,196	5,295,443
Atco, Ltd., Class I	900	26,304
AusNet Services	20,367	23,923
Canadian Utilities, Ltd., Class A	216,394	5,320,848
CMS Energy Corp.	3,600	176,400
Consolidated Edison, Inc.	3,999	304,684
Dominion Energy, Inc.	8,248	579,669
Edison International	4,135	279,857
Emera, Inc.	726	22,573
Engie SA	23,068	339,613
Entergy Corp.	2,300	186,599
Fortis, Inc./Canada	5,329	172,786
Fortum OYJ	5,610	140,594
Hydro One, Ltd.	4,170	63,406
Innogy SE	1,755	78,384
Meridian Energy, Ltd.	14,459	31,479

National Grid PLC	42,534	439,324
Orsted A/S	2,390	162,408
Red Electrica Corp. SA	5,467	114,291
Sempra Energy	27,303	3,105,716
Severn Trent PLC	2,984	71,929
Suez	4,724	67,198
United Utilities Group PLC	8,612	79,058
WEC Energy Group, Inc.	4,000	267,040
		17,971,511

TOTAL COMMON STOCKS		263,987,291
(Cost $229,095,255)

PREFERRED STOCKS: 0.1%
CONSUMER DISCRETIONARY: 0.0% (e)
Bayerische Motoren Werke AG	622	54,666

CONSUMER STAPLES: 0.1%
Henkel AG & Co. KGaA	2,011	263,931

TOTAL PREFERRED STOCKS		318,597
(Cost $333,463)

EXCHANGE-TRADED FUNDS: 0.4%
iShares Core MSCI EAFE ETF	7,226	463,042
iShares Core S&P 500 ETF	2,566	751,145

TOTAL EXCHANGE-TRADED FUNDS		1,214,187
(Cost $1,119,082)

TOTAL INVESTMENTS: 99.8%		265,520,075
(Cost $230,547,800)

Other assets and liabilities - (net): 0.2%		558,219

Net Assets: 100.0%		$266,078,294

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2018. The total market value of securities on loan as of September 30, 2018 was $382,093.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)	Premier Class shares
(e)	Rounds to less than 0.05%.

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY
		PERCENT
COUNTRY	VALUE	OF NET ASSETS
Australia	$8,366,118	3.1%
Belgium	454,530	0.2%
Canada	14,135,352	5.3%
Denmark	458,682	0.2%
Finland	1,375,507	0.5%
France	22,081,167	8.3%
Germany	5,728,014	2.1%
Hong Kong	883,424	0.3%
Israel	223,248	0.1%
Italy	692,788	0.3%
Netherlands	9,200,909	3.5%
New Zealand	194,087	0.1%
Norway	2,101,788	0.8%
Singapore	2,645,667	1.0%
Spain	1,456,909	0.6%
Sweden	13,746,283	5.2%
Switzerland	1,433,335	0.5%
United Kingdom	9,603,970	3.6%
United States	169,524,110	63.7%
Exchange-Traded Funds	1,214,187	0.4%
Other assets and liabilities (net)	558,219	0.2%
TOTAL	$266,078,294	100.0%

September 30, 2018

Notes to Financial Statements (Unaudited)

Pax World Funds Series Trust I and Pax World Fund Series Trust III

NOTE A—Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of September 30, 2018, Trust I offered eleven investment funds.

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Pax Ellevate Global Women’s Leadership Fund (the “Global Women’s Leadership Fund”) is a diversified series of Trust III. Effective February 26, 2018, the name of the Pax Ellevate Global Women’s Index Fund changed to the Pax Ellevate Global Women’s Leadership Fund.

These schedules of investments relate to the Pax Large Cap Fund (the “Large Cap Fund”), Pax Mid Cap Fund (the “Mid Cap Fund”), Pax Small Cap Fund (the “Small Cap Fund”), Pax ESG Beta Quality Fund (the “ESG Beta Quality Fund”), Pax ESG Beta Dividend Fund (the “ESG Beta Dividend Fund”), Pax Global Opportunities Fund (“Global Opportunities Fund”), Pax Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Global Women’s Leadership Fund, Pax MSCI EAFE ESG Leaders Index Fund (the “EAFE ESG Leaders Fund”), Pax Core Bond Fund (the “Core Bond Fund”), Pax High Yield Bond Fund (the “High Yield Bond Fund”), and Pax Balanced Fund (the “Balanced Fund”).

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For purposes of these schedules of investments, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Advisers, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which fair value pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Boards.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2018, four securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $276,251 representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $320,450, representing 0.08% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2018:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$718,052,390	$-	$-	$718,052,390
Cash Equivalents	26,042,242	-	-	$26,042,242
Total	$744,094,632	$-	$-	$744,094,632
Mid Cap
Common Stocks	$112,370,111	$-	$-	$112,370,111
Exchange-Traded Funds	4,410,000	-	-	4,410,000
Cash Equivalents	6,764,778	-	-	6,764,778
Total	$123,544,889	$-	$-	$123,544,889
Small Cap
Common Stocks	$686,013,214	$-	$-	$686,013,214
Cash Equivalents	29,972,908	-	-	29,972,908
Total	$715,986,122	$-	$-	$715,986,122
ESG Beta Quality
Common Stocks	$220,019,905	$-	$-	$220,019,905
Cash Equivalents	3,025,161	-	-	3,025,161
Total	$223,045,066	$-	$-	$223,045,066
ESG Beta Dividend
Common Stocks	$142,012,125	$-	$-	$142,012,125
Cash Equivalents	1,392,060	-	-	1,392,060
Total	$143,404,185	$-	$-	$143,404,185
Global Opportunities
Common Stocks	$15,489,548	$11,993,196	$-	$27,482,744
Cash Equivalents	908,386	-	-	908,386
Total	$16,397,934	$11,993,196	$-	$28,391,130
Global Environmental Markets
Common Stocks	$438,250,137	$311,406,277	$-	$749,656,414
Cash Equivalents	11,946,538	-	-	11,946,538
Total	$450,196,675	$311,406,277	$-	$761,602,952
Global Women’s Leadership
Common Stocks	$184,935,788	$79,051,503	$-	$263,987,291
Preferred Stocks	-	318,597	-	318,597
Exchange-Traded Funds	1,214,187	-	-	1,214,187
Total	$186,149,975	$79,370,100	$-	$265,520,075
EAFE ESG Leaders
Common Stocks	$11,636,326	$604,139,150	$-	$615,775,476
Preferred Stocks	-	2,615,264	-	2,615,264
Exchange-Traded Funds	9,241,489	-	-	9,241,489
Cash Equivalents	158,438	-	-	158,438
Total	$21,036,253	$606,754,414	$-	$627,790,667
Core Bond
Exchange-Traded Funds	$10,989,908	$-	$-	$10,989,908
Community Investment Notes	-	3,096,682	276,251	3,372,933
Corporate Bonds	-	214,582,948	-	214,582,948
U.S. Gov't Agency Bonds	-	4,977,598	-	4,977,598
Municipal Bonds	-	31,460,481	-	31,460,481
U.S. Treasury Notes	-	207,289,150	-	207,289,150
Mortgage-Backed Securities	-	198,120,827	-	198,120,827
Medium Term Certificate of Deposit	-	486,350	-	486,350
Cash Equivalents	39,076,620	-	-	39,076,620
Total	$50,066,528	$660,014,036	$276,251	$710,356,815
High Yield Bond
Common Stocks	$1,128,121	$15,568	$320,450	$1,464,139
Preferred Stocks	1,000,230	-	0	1,000,230
Corporate Bonds	-	360,352,562	-	360,352,562
Loans	-	2,356,727	-	2,356,727
U.S. Treasury Notes	-	2,488,280	-	2,488,280
Certificates of Deposit	-	1,000,000	-	1,000,000
Cash Equivalents	9,702,105	-	-	9,702,105
Total	$11,830,456	$366,213,137	$320,450	$378,364,043
Balanced
Affiliated Investment Companies	$1,859,756,795	$-	$-	$1,859,756,795
Cash Equivalents	18,903,147	-	-	18,903,147
Total	$1,878,659,942	$-	$-	$1,878,659,942

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Core Bond Fund
Bonds and Community Investment Notes
Balance as of December 31, 2017	$276,251
Realized gain (loss)	-
Amortization of premium	-
Change in unrealized appreciation (depreciation)	0
Purchases/Received in Exchange	-
Sales/Maturities	-
Transfers in to and/or out of Level Three	-
Balance as of September 30, 2018	$276,251

High Yield Bond Fund
Stocks
Balance as of December 31, 2017	$437,486
Realized gain (loss)	-
Amortization of premium	-
Change in unrealized appreciation (depreciation)	(117,036)
Purchases/Received in Exchange	0
Sales	-
Transfers in to and/or out of Level Three	-
Balance as of September 30, 2018	$320,450

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, Level 1 to Level 2 transfers were: $1,724,817 for the Global Women’s Leadership Fund and $20,382,487 for the EAFE ESG Leaders Fund and Level 2 to Level 1 transfers were: $6,904,549 for the Global Environmental Markets Fund, $1,145,067 for the Global Women’s Leadership Fund and $ 4,695,876 for the EAFE ESG Leaders Fund. All such transfers were due to utilization of the pricing vendor’s fair value pricing of foreign securities.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on proprietary methodology derived from publicly available quotes of an affiliated issuer class of shares.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the amortization period is to the most likely call date.

Securities Lending The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. At September 30, 2018, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of September 30, 2018, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value *	Over (Under) Collateralized
Large Cap	$31,744,253	$13,451,858	$19,235,911	$943,516
Mid Cap	4,535,849	-	4,699,675	163,826
Small Cap	96,088,117	453,208	99,374,559	3,739,650
ESG Beta Quality	4,338,968	1,211,905	3,209,321	82,258
ESG Beta Dividend	4,556,172	358,182	4,269,776	71,786
Global Environmental Markets	1,254,303	-	1,336,602	82,299
Global Women's Leadership	382,093	-	396,761	14,668
Core Bond	26,821,589	4,474,475	22,965,000	617,886

*	Non-cash collateral is not included in the financial statements.

For the Large Cap Fund, Mid Cap Fund, Small Cap Fund, ESG Beta Quality Fund, ESG Beta Dividend Fund, Global Women’s Leadership Fund and Global Environmental Markets Fund all of the securities on loan at September 30, 2018 are classified as Common Stocks in each Fund’s Schedule of Investments. For the Core Bond Fund all of the securities on loan at September 30, 2018 are classified as Corporate Bonds or U.S. Treasury and Agency securities the Fund’s Schedule of Investments.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligation by class of collateral pledge, and the remaining contractual maturity of those transactions as of September 30, 2018:

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Fund: Core Bond Fund
U.S. Treasury and Agency Securities	$17,032,500	$—	$—	$—	$17,032,500
Corporate Debt	10,406,975	—	—	—	10,406,975
Total Borrowings	$27,439,475	$—	$—	$—	$27,439,475

Gross amount of recognized liabilities for securities lending transactions	$27,439,475

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2018 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Gov’t Bonds	Investments[1]	U.S. Gov’t Bonds
Large Cap	$316,572,473	$-	$387,420,039	$-
Mid Cap	45,881,656	-	61,837,387	-
Small Cap	337,516,121	-	445,549,120	-
ESG Beta Quality	100,752,515	-	104,854,256	-
ESG Beta Dividend	56,075,857	-	71,778,287	-
Global Opportunities	28,151,180	-	2,020,449	-
Global Environmental Markets	249,450,261	-	88,459,289	-
Global Women's Leadership	168,599,983	-	94,958,269	-
EAFE ESG Leaders	164,571,773	-	195,694,018	-
Core Bond	150,933,004	223,683,524	90,872,176	253,877,128
High Yield	175,725,227	-	193,989,760	-
Balanced	92,795,654	-	236,737,776	-

[1]	Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at September 30, 2018 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2018 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Large Cap	$578,333,460	$180,156,438	$14,395,266	$165,761,172
Mid Cap	102,946,978	24,329,150	3,731,239	20,597,911
Small Cap	648,073,738	97,478,960	29,566,576	67,912,384
ESG Beta Quality	132,085,481	91,745,163	785,578	90,959,585
ESG Beta Dividend	105,715,799	38,606,452	918,066	37,688,386
Global Opportunities	27,133,633	1,808,442	550,944	1,257,498
Global Environmental Markets	653,614,291	132,185,717	24,197,056	107,988,661
Global Women's Leadership	230,547,800	41,220,227	6,247,952	34,972,275
EAFE ESG Leaders	568,145,505	94,635,457	34,990,295	59,645,162
Core Bond	727,259,285	670,329	17,572,799	(16,902,470)
High Yield	386,485,552	4,846,399	12,967,908	(8,121,509)
Balanced	1,736,321,994	283,522,681	141,184,733	142,337,948

Netting Agreements During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of September 30, 2018, there is no collateral held at the counterparty that would be offset by a master netting agreement that the Funds have with the counterparty. The Funds did not hold any derivative instruments as of September 30, 2018.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2018, the Balanced Fund held the following investments in affiliated Funds:

	Shares Held at 12/31/17	Gross Additions	Gross Reductions	Shares Held at 9/30/2018	Value at 12/31/17	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 09/30/18

Balanced
Large Cap	67,837,134	237,200	5,163,977	61,373,059	$717,038,507	$2,606,827	$3,809,335	$76,617,552	$724,815,824
Mid Cap	12,404,360	33,884	991,840	10,910,512	138,184,566	376,111	623,500	3,464,991	121,761,315
ESG Beta Dividend	12,965,138	133,043	1,746,234	11,351,947	149,099,086	1,548,618	2,066,514	7,958,585	140,877,666
Global Opportunities	-	2,500,000	-	2,500,000	-	-	-	1,250,000	26,250,000
Global Environmental Markets	-	635,307	-	1,070,902	-	73,865	-	49,850	17,123,715
EAFE ESG Leaders	26,348,540	328,324	9,052,955	16,174,846	242,143,087	2,879,404	2,502,090	(10,690,216)	144,441,379
Core Bond	69,273,277	898,893	-	70,638,483	695,503,701	13,336,623	-	(24,297,635)	684,486,896
Total					$1,941,968,947	$20,821,448	$9,001,439	$54,353,127	$1,859,756,795

[a]	Includes realized capital gain distributions from an affiliated fund, if any.

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective fund from or to another fund or account that is or could be considered an affiliate of the fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended September 30, 2018, the Global Women’s Leadership Fund, EAFE ESG Leaders Fund and High Yield Bond Fund engaged in cross-trades. The Global Women’s Leadership Fund, EAFE ESG Leaders Fund and High Yield Bond Fund had total purchases of $1,312,264, $4,527,290 and $401,285, respectively, and the Global Women’s Leadership Fund and EAFE ESG Leaders Fund had total sales of $ 1,312,264 and $4,527,290, respectively. The Global Women’s Leadership Fund realized net losses of $31,897 and the EAFE ESG Leaders Fund had losses of $3,705 as a result of the sales.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Boards of Trustees. At September 30, 2018, the Core Bond Fund held $19,006,517 or 2.76% of net assets and the High Yield Bond Fund held $213,795,890 or 55.92% of net assets in securities exempt from registration under Rule 144A of the Act.

At September 30, 2018, the Core Bond Fund held $4,259,090 of illiquid securities representing 0.62% of net assets and High Yield Bond Fund held $4,201,226 of illiquid securities, representing 1.10% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at September 30, 2018 is as follows:

Security	Acquisition Date Range	Cost	Market Value
Core Bond
CINI Investment Note, 2.000%, 10/31/20	11/01/14 - 11/01/15	$276,251	$276,251
Community Credit Union of Lynn, 2.200%, 11/29/22	11/14/17 - 11/14/17	250,000	240,150
Master Asset Backed Securities Trust 2007-NCW, 144A, 2.665%, 05/25/37	07/06/17 - 07/06/17	1,613,638	1,618,644
Self-Help Federal Credit Union, 1.700%, 04/13/20	04/06/18 - 04/06/18	250,000	246,200
Tesla Energy Operations, Inc., 4.700%, 05/29/25	05/26/15 - 05/26/15	1,984,576	1,877,845

High Yield Bond
Chaparral Energy, Inc., Class B shares	03/30/17 - 03/30/17	443,204	320,450
Charlotte Russe, Inc.	05/21/13 - 01/16/15	359,693	15,568
Charlotte Russe, Inc., 8.500%, 12/15/22	05/21/13 - 01/16/15	7,360,263	2,356,727
HNA Echotech Panorama Cayman Co. Ltd., 144A, 8.000%, 04/15/21	03/20/14 - 03/27/14	1,603,139	1,508,480
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	0
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	0

Item 2. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust III

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust III

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 27, 2018

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ November 27, 2018